Fair Value of Financial Instruments - Summary of Interest Rate Derivative Not Designated as Cash Flow Hedge (Detail) (USD $)		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member] City Center [Member]	Dec. 31, 2012 Predecessor [Member] City Center [Member]
Derivatives, Fair Value [Line Items]
Type of Instrument		Interest Rate Swap
Notional amount		$ 15,000,000
Maturity date		Jun. 30, 2014
Effective rate		6.00%
Fair Value	$ 0		$ 3,000